Annual Fund Operating Expenses	Sep. 10, 2025
Capital Group Core Plus Completion Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Mar. 01, 2026
Capital Group Core Plus Completion Fund | Share class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.00%
Capital Group Municipal Income Completion Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Mar. 01, 2026
Capital Group Municipal Income Completion Fund | Share class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	0.00%

[1]	The fund does not pay a management fee to the adviser. However, the fund is part of a separately managed account program. Participants in the program pay a “wrap” fee to the sponsor of the program. You should read carefully the wrap-fee brochure provided to you by the sponsor or your investment adviser. The brochure is required to include information about the fees charged to you by the sponsor and the fees paid by the sponsor to Capital Research and Management Company and its affiliates. You pay no additional fees or expenses to purchase shares of the fund.
[2]	Based on estimated amounts for the current fiscal year. The investment adviser is currently reimbursing a portion of the other expenses and the fund’s transfer agent is currently reimbursing a portion of its fee, which reduces other expenses. The reimbursements will be in effect until March 1, 2026. The adviser or fund’s transfer agent may elect at its discretion to extend, modify or terminate the reimbursement at that time.
[3]	The fund does not pay a management fee to the adviser. However, the fund is part of a separately managed account program. Participants in the program pay a “wrap” fee to the sponsor of the program. You should read carefully the wrap-fee brochure provided to you by the sponsor or your investment adviser. The brochure is required to include information about the fees charged to you by the sponsor and the fees paid by the sponsor to Capital Research and Management Company and its affiliates. You pay no additional fees or expenses to purchase shares of the fund.
[4]	Based on estimated amounts for the current fiscal year. The investment adviser is currently reimbursing a portion of the other expenses and the fund’s transfer agent is currently reimbursing a portion of its fee, which reduces other expenses. The reimbursements will be in effect until March 1, 2026. The adviser or fund’s transfer agent may elect at its discretion to extend, modify or terminate the reimbursement at that time.